Form N-1A Supplement	Nov. 25, 2025
Texas Capital Government Money Market Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

TEXAS CAPITAL FUNDS TRUST

Texas Capital Government Money Market Fund

(the “Fund”)

Supplement dated November 25, 2025 to the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information, as supplemented to date

This Supplement contains new and additional information beyond that contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) and should be read in conjunction with the Summary Prospectus, Prospectus and SAI. Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and/or SAI.

Effective December 1, 2025, the Fund’s investment adviser, Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (the “Adviser”),has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.20% of the average daily net assets of the Fund’s Institutional Class Shares (the “Expense Limit”) through at least April 30, 2027. Prior to December 1, 2025, the Expense Limit was 0.25% for the Institutional Class Shares. The Expense Limit with respect to the Fund’s Lonestar Class Shares will remain at 0.25% of the average daily net assets.

Accordingly, effective December 1, 2025, the Annual Fund Operating Expenses table and the Expense Example table in the Summary Prospectus and in the summary section of the Prospectus are restated as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees on your purchases and sales of Shares, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Lonestar Class Shares	Institutional Class Shares
Management Fee	0.20%	0.20%
Distribution and Service (12b-1) Fee	0.25%	0.00%
Other Expenses(1)	3.12%	3.12%
Total Annual Fund Operating Expenses	3.57%	3.32%
Less Fee Waiver/Expense Reimbursement(2)	(3.07)%	(3.12)%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement(2)	0.50%	0.20%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (the “Adviser”), has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.20% and 0.25% of the Fund’s average daily net assets with respect to Institutional Class Shares and Lonestar Class Shares, respectively (the “Expense Limit”) through April 30, 2027. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.

Example

	1 year	3 years
Lonestar Class Shares	$51	$808
Institutional Class Shares	$20	$728

For further information, please contact the Fund toll-free at (844) TCB-ETFs.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.